Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

11   Loss per share

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net loss for the year attributable to owners of the Company	(1,660,566)	(1,353,608)	(1,281,699)
Weighted average number of ordinary shares in issue (in’000 shares)	939,286	1,064,710	1,108,291
Basic loss per share (RMB yuan)	(1.77)	(1.27)	(1.16)
Diluted loss per share (RMB yuan)	(1.77)	(1.27)	(1.16)

Basic loss per ADS (RMB yuan) (Note)	(5.30)	(3.81)	(3.47)
Diluted loss per ADS (RMB yuan) (Note)	(5.30)	(3.81)	(3.47)

Note: One ADS represented three ordinary shares of the Company.

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares in issue during the years ended December 31, 2019, 2020 and 2021.

Shares held for share incentive scheme purpose have been treated as treasury shares. Accordingly, for purpose of calculation of loss per share, the issued and outstanding number of ordinary shares as at December 31, 2019, 2020 and 2021, taking into account the shares held for share incentive scheme purpose, were 1,031,149,064 shares, 1,104,233,317 shares, 1,109,938,973 shares, respectively.

The effects of all outstanding share options granted under the Share Option Scheme and Restricted Share Units Scheme (Note 26) for the years ended December 31, 2019, 2020 and 2021, have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive. Accordingly, dilutive loss per share for the years ended December 31, 2019, 2020 and 2021 were the same as basic loss per share for the years.